Capital Stock	12 Months Ended
Dec. 31, 2018
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Capital Stock

NOTE 32. CAPITAL STOCK

The capital stock structure is detailed in Schedule K.

The Ordinary and Extraordinary Shareholders’ Meeting of Grupo Financiero Galicia S.A. held on August 15, 2017 decided to approve an increase in capital stock by means of the issuance of up to 150,000,000 ordinary book-entry Class “B” shares, entitled to one vote per share and with a face value of $1 each. These shares are entitled to dividends with the same rights to the shares outstanding at the time of the issuance.

On September 7, 2017, the Board of Directors of the C.N.V., by means of Joint Resolution No. RESFC-2017-18927-APN-DIR#CNV, decided to authorize the public offering of 130,434,600 ordinary book-entry Class “B” shares, with a face value of $1 and one vote per share and, in case of over-subscription, an increase in such offering up to 19,565,190 ordinary book-entry Class “B” shares, with a face value of $1 and one vote each to be offered for public subscription, with preemptive and accretion rights.

The primary offering year ended on September 26, 2017, with 109,999,996 Class “B” shares having been subscribed at a price of US$5 each. On September 29, 2017, such shares were issued and integrated.

The Company granted over-subscription rights to international placement agents who, on October 2, 2017, enforced such rights and were awarded additional 16,500,004 Class “B” shares at a price of US$5 each, the issuance and payment of which took place on October 4, 2017.

The capital increase amounted to $11,004,383 (which is equal to $17,212,307 as of December 31, 2018), the expenses related thereto amounted to $146,347 (which is equal to $229,358 as of December 31, 2018) and were deducted from additional paid-in capital.

On November 8, 2017, the capital increase was registered with the Public Registry of Commerce.

The Company has no own shares in portfolio.

The Company’s shares are listed on Bolsas y Mercados Argentinos (BYMA), Mercado Abierto Electrónico S.A. (MAE) and the National Association of Securities Dealers Automated Quotation (NASDAQ).